Equity accounted investments (Tables)	12 Months Ended
Dec. 31, 2019
EQUITY-ACCOUNTED INVESTMENTS
Schedule of components of equity method investments
Figures in million - SA rand	Notes	2019	2018	2017
Rand Refinery[1]	16.1	396.9	239.3	198.4
Mimosa[2]	16.2	2,687.7	2,492.4	2,012.9
Peregrine[2]	16.3	954.1	978.0	-
Other equity-accounted investments		0.1	24.2	32.8
Total equity-accounted investments		4,038.8	3,733.9	2,244.1

[1] Associate

[2] Joint venture

Peregrine Metals Ltd. [Member]
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2019	2018	2017
Balance at the beginning of the year	978.0	-	-
Equity-accounted investment retained on loss of control of subsidiary	-	956.0	-
Foreign currency translation	(23.9)	22.0	-
Balance at end of the year	954.1	978.0	-

Schedule of group's interest in summarised financial statements of joint venture

Figures in million - SA rand	2019	2018	2017
Non-current assets	1,472.4	1,714.6	-
Current assets	3.3	23.9	-
Non-current liabilities	(369.2)	(342.6)	-
Current liabilities	(1.4)	(1.3)	-
Net assets/(liabilities) (100.0%)	1,105.1	1,394.6	-
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets/(liabilities) (40%)	442.0	557.8	-
Reconciling items[1]	512.1	420.2	-
Total investment in Peregrine	954.1	978.0	-

[1] The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment

Mimosa
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2019	2018	2017
Balance at the beginning of the year	2,492.4	2,012.9	2,049.3
Share of results of equity-accounted investee after tax	377.1	210.5	175.0
Dividends received	(111.0)	(87.0)	-
Foreign currency translation	(70.8)	356.0	(211.4)
Balance at end of the year	2,687.7	2,492.4	2,012.9

Schedule of group's interest in summarised financial statements of associate

Figures in million - SA rand	2019	2018	2017
Revenue	4,685.2	3,714.9	3,375.4
Amortisation and depreciation	(437.4)	(383.1)	(423.4)
Interest income	4.5	-	17.5
Finance expense	(43.5)	(26.0)	(20.0)
Income tax	(436.4)	(381.8)	(245.0)
Profit or loss	754.2	420.9	350.1
Other comprehensive income	(141.3)	712.0	72.7
Total comprehensive income	612.9	1,132.9	422.8
Non-current assets	4,723.9	4,592.3	4,007.8
Property, plant and equipment[1]	4,704.8	4,592.3	4,007.8
Right-of-use assets	19.1	-	-
Current assets	2,535.1	2,047.9	1,916.2
Cash and cash equivalents	27.9	184.8	281.5
Other current assets	2,507.2	1,863.1	1,634.7
Non-current liabilities	(1,235.4)	(1,168.1)	(993.6)
Non-current financial liabilities	(128.7)	(60.7)	(94.2)
Other non-current liabilities	(1,106.7)	(1,107.4)	(899.4)
Current liabilities	(553.0)	(384.6)	(539.1)
Current financial liabilities	(446.5)	(377.7)	(487.4)
Other current liabilities	(106.5)	(6.9)	(51.7)

Net assets (100.0%)	5,470.6	5,087.5	4,391.3
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50.0%)	2,735.3	2,543.8	2,195.7
Reconciling items[1]	(47.6)	(51.4)	(182.8)
Total investment in Mimosa	2,687.7	2,492.4	2,012.9

[1] The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture

Rand Refinery
EQUITY-ACCOUNTED INVESTMENTS
Schedule of movement in equity method investments

Figures in million - SA rand	2019	2018	2017
Balance at beginning of the year	239.3	198.4	72.4
Share of results of equity-accounted investee after tax[1]	344.5	143.7	124.5
Preference shares redeemed	(186.9)	(102.8)	-
Interest income on loan to equity-accounted investee capitalised	-	-	1.5
Balance at end of the year	396.9	239.3	198.4

[1] Rand Refinery is equity accounted based on its latest management accounts for the period ended 30 November, since Rand Refinery has a 31 August year-end

Schedule of group's interest in summarised financial statements of associate
Figures in million - SA rand	2019	2018	2017
Revenue	811.0	644.0	649.0
Total comprehensive income	777.0	434.0	374.0
Non-current assets	667.0	699.0	702.0
Current assets	1,433.0	1,088.0	669.0
Non-current liabilities	(111.0)	(44.0)	(31.0)
Current liabilities	(104.0)	(359.0)	(391.0)
Net assets/(liabilities) (100.0%)	1,885.0	1,384.0	949.0
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets/(liabilities) (44.4% (2017: 33.1%))	836.9	614.5	314.1
Preference shares redeemed	(186.9)	(102.8)	-
Dividend received	(8.2)	(8.2)	(8.2)
Fair value adjustment[1]	(35.5)	(35.5)	(35.5)
Impairment	(119.6)	(119.6)	(119.6)
Redeemable preference shares below 44.4% interest[2]	(89.8)	(109.1)	47.6
Total investment in Rand Refinery	396.9	239.3	198.4

[1] The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained

[2] Sibanye-Stillwater’s took up a 37.4% of the Facility, which is less than its current proportional interest in Rand Refinery. Rand Refinery converted the Facility into redeemable preference shares, classified within equity, and therefore Sibanye-Stillwater shares in less than its current 44.4% proportional interest of the net asset value of Rand Refinery